Disclosure of detailed information about associates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Aggregate assets	$ 114,851,522	$ 45,750,784
Aggregate liabilities	(6,346,830)	(3,379,077)
Income (loss) for the year	$ 62,117,601	(7,393,384)	$ (2,683,482)
IG Copper, LLC [Member]
Statements Line Items
Aggregate assets		6,127,735
Aggregate liabilities		(1,108,694)
Income (loss) for the year		$ (2,713,490)
The Company's ownership %	19.90%	41.00%
The Company's share of loss for the year	$ 98,919,337	$ (994,548)